Leases (Schedule of Operating Lease Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease costs (mainly plant and offices)	$ 1,799	$ 1,872	$ 1,921
Variable lease payments not included in the lease liability	103	62	8
Short-term lease cost	248	273	278
Total operating lease cost	$ 2,150	$ 2,207	$ 2,207